7a. Goodwill Impairment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
A. Goodwill Impairment Details Narrative
Impairment write-down of goodwill	$ 0	$ 0	$ 0	$ 6,363,630
Goodwill	$ 15,676,246		15,676,246	4,352,177
Accumulated impairment of goodwill			$ 16,969,662	$ 16,969,662